Submissions	1 Months Ended
	Dec. 31, 2024 Allocations Trades Confirmations	Nov. 30, 2024 Trades Allocations Confirmations	Oct. 31, 2024 Allocations Trades Confirmations	Sep. 30, 2024 Allocations Trades Confirmations	Aug. 31, 2024 Trades Confirmations Allocations	Jul. 31, 2024 Trades Confirmations Allocations	Jun. 30, 2024 Confirmations Trades Allocations	May 31, 2024 Confirmations Trades Allocations	Apr. 30, 2024 Confirmations Trades Allocations	Mar. 31, 2024 Trades Allocations Confirmations	Feb. 29, 2024 Confirmations Allocations Trades	Jan. 31, 2024 Confirmations Trades Allocations
CM | Institution | Equity
Submissions
Trades Submitted | Trades	12,492,434	12,322,705	13,049,057	11,678,931	12,194,611	11,009,748	9,006,507	8,171,815	7,723,924	0	0	0
Allocations Submitted | Allocations	16,335,609	16,124,042	16,933,744	15,022,349	15,845,662	14,676,957	12,307,566	11,634,714	11,242,461	0	0	0
CM | Institution | Debt
Submissions
Trades Submitted | Trades	874,078	830,346	946,844	864,716	816,487	817,852	794,613	849,592	787,776	0	0	0
Allocations Submitted | Allocations	1,419,458	1,406,164	1,685,836	1,608,400	1,507,707	1,455,440	1,377,315	1,581,460	1,457,254	0	0	0
CM | Broker-Dealer | Equity
Submissions
Trades Submitted | Trades	13,097,105	12,927,763	13,634,625	12,253,765	12,786,539	11,572,214	9,507,492	8,706,054	8,218,123	0	0	0
Confirmations Submitted | Confirmations	16,210,061	15,981,447	16,820,880	14,903,165	15,759,375	14,562,206	12,211,058	11,487,619	11,096,977	0	0	0
CM | Broker-Dealer | Debt
Submissions
Trades Submitted | Trades	1,041,296	967,688	1,081,863	999,472	945,463	941,744	880,345	957,155	921,762	0	0	0
Confirmations Submitted | Confirmations	1,375,625	1,355,027	1,618,693	1,537,047	1,445,681	1,399,279	1,309,702	1,480,061	1,387,624	0	0	0
ETC | Broker-Dealer | Equity
Submissions
Confirmations Submitted | Confirmations	35,049,930	34,657,851	35,874,119	31,971,815	33,619,088	33,511,609	31,039,832	33,839,514	33,650,344	0	0	0
ETC | Broker-Dealer | Debt
Submissions
Confirmations Submitted | Confirmations	1,515,206	1,448,424	1,788,414	1,681,092	1,628,771	1,550,204	1,468,685	1,588,247	1,580,956	0	0	0